Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Current assets:
Cash	$ 106,000	$ 102,000	$ 2,706,000
Accounts receivable	2,710,000	2,416,000	946,000
Inventories	5,140,000	3,813,000	1,512,000
Other current assets	741,000	371,000	92,000
Total current assets	8,697,000	6,702,000	5,256,000
Right of use asset	2,487,000
Other assets	185,000	158,000	26,000
Property, plant and equipment, net	397,000	346,000	87,000
Total assets	11,766,000	7,206,000	5,369,000
Current liabilities:
Accounts payable	4,141,000	2,483,000	417,000
Accrued expenses	1,206,000	858,000	391,000
Deferred revenue	11,000
Customer deposits	2,211,000
Due to factor	399,000
Short-term loans - related party	1,865,000
Line of credit - related party	11,591,000	6,405,000	10,380,000
Convertible promissory note - related party			500,000
Financing lease payable, current portion	37,000	29,000
Office lease payable, current portion	276,000
Accrued interest	434,000	571,000	1,014,000
Total current liabilities	22,171,000	10,346,000	12,702,000
Long term liabilities:
Financing lease payable, less current portion		29,000
Office lease payable, less current portion	2,355,000
Customer deposits from related party			102,000
Total liabilities	24,526,000	10,375,000	12,804,000
Commitments and contingencies (Note 13)
Stockholders' deficit:
Preferred stock value
Common stock value	5,000	5,000	3,000
Common stock subscribed	105,000
Additional paid-in capital	37,292,000	35,902,000	19,224,000
Accumulated deficit	(50,162,000)	(39,076,000)	(26,662,000)
Total stockholders' deficit	(12,760,000)	(3,169,000)	(7,435,000)
Total liabilities and stockholders' deficit	$ 11,766,000	$ 7,206,000	$ 5,369,000